Amounts Reclassified from Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Amounts reclassified from Accumulated other comprehensive loss, net of tax	$ 5		$ 1
Gains And Losses On Cash Flow Hedges
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	0		1
Income tax (benefit) expense	1		0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1		1
Gains And Losses On Cash Flow Hedges | Interest Rate Contract
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	0		1
Defined Benefit Pension Items
Amortization of prior service cost (benefit)	0	[1]	0	[1]
Amortization of Actuarial Losses	5	[1]	0	[1]
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	5		0
Income tax (benefit) expense	(1)		0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	$ 4		$ 0

[1]	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 8).